Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended					12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012 Wood River Plant [Member]	Dec. 31, 2012 Fairmont Plant [Member]	Dec. 31, 2013 Cargill [Member]	Dec. 31, 2012 Cargill [Member]	Mar. 31, 2013 Sales Revenue, Goods, Net [Member]	Dec. 31, 2013 Sales Revenue, Goods, Net [Member]	Dec. 31, 2012 Sales Revenue, Goods, Net [Member]	Dec. 31, 2012 Accounts Receivable [Member]
Accounting Policies [Line Items]
Cash and cash equivalents	$ 12,605,000	$ 10,091,000	$ 8,554,000
Concentration Risk Percentage During Period								73.00%	76.00%	75.00%	81.00%
Accounts receivable	39,000	38,000					7,500,000
Cost of Purchased Oil and Gas						230,700,000	384,600,000
Accounts payable	50,000	33,000	27,000				9,000,000
Asset Retirement Obligation				$ 149,000	$ 188,000
Property, Plant and Equipment, Estimated Useful Lives	20 Years